UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brandon Fradd
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Phone:         212-741-1092


Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                     1/5/09
------------------------------------------------------------------------------
   [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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



                               TITLE OF   CUSIP      VALUE       SHARES      SH/ PUT/ INVSTMT     OTHER         VOTING AUTHORITY
NAME OF ISSUER                 CLASS               (x$1000)      PRN  AMT    PRN CALL DSCRETN     MANAGERS  SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ANTIGENICS INC DEL             COM        037032109       760        113,420     SH      SOLE         N/A    113,420
BIOENVISION INC                COM        09059N100       520         90,414     SH      SOLE         N/A     90,414
BIOMARIN PHARMACEUTICAL INC    COM        09061G101        82         15,910     SH      SOLE         N/A     15,910
CELL THERAPEUTICS INC          COM        150934107     1,457        405,785     SH      SOLE         N/A    405,785
DENDREON CORP                  COM        24823Q107     1,933        354,770     SH      SOLE         N/A    354,770
DISCOVERY LABORATORIES INC     COM        254668106       163         28,955     SH      SOLE         N/A     28,955
EMISPHERE TECHNOLOGIES INC     COM        291345106       530        144,460     SH      SOLE         N/A    144,460
FORBES MEDI-TECH INC           COM        344907100        62         29,500     SH      SOLE         N/A     29,500
ISIS PHARMACEUTICALS INC       COM        464330109       121         31,250     SH      SOLE         N/A     31,250
MYRIAD GENETICS INC            COM        62855J104     5,931        322,518     SH      SOLE         N/A    322,518
NEUROBIOLOGICAL TECHNOLOGIES   COM        64124W106       333        100,100     SH      SOLE         N/A    100,100
NEUROCHEM INC                  COM        64125K101       134         11,290     SH      SOLE         N/A     11,290
PHARMACYCLICS INC              COM        716933106     1,427        177,695     SH      SOLE         N/A    177,695
RENOVIS INC                    COM        759885106     1,281        158,715     SH      SOLE         N/A    158,715
SCIENTIFIC LEARNING CORP       COM        808760102       483         81,100     SH      SOLE         N/A     81,100
SPECTRUM PHARMACEUTICALS INC   COM        84763A108       606        101,521     SH      SOLE         N/A    101,521
VASOGEN INC                    COM        92232F103       367         90,595     SH      SOLE         N/A     90,595
VION PHARMACEUTICALS INC       COM        927624106       480        168,305     SH      SOLE         N/A    168,305

                                      18              16,670


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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         18
Form 13F Information Table Value Total:         16,670
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE